Statement of Changes in Net Assets Available for Benefits - EBP, 005	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 167,138,547
Interest and dividends	6,899,223
Net investment gain	174,037,770
Contributions:
Participant contributions	73,006,065
Employer match contributions	25,057,392
Participant rollover contributions	6,324,590
Total contributions	104,388,047
Distributions to participants	(101,586,865)
Administration fees	(731,517)
Increase in net assets	176,107,435
Net assets available for benefits, beginning of year	1,073,708,890
Net assets available for benefits, end of year	$ 1,249,816,325